Investments accounted for using the equity method - Summary of Financial Statements of Regeneron, After Adjustments to Comply With IFRS But Before Fair Value Remeasurements (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]
Disclosure of transactions between related parties [line items]
Net income	€ 12,350	€ 2,837	€ 4,410
Other comprehensive income for the period, net of taxes	(4,010)	650	959
Comprehensive income	8,340	3,487	5,369
Non-current assets	80,743	83,800	86,761
Total assets	114,529	112,736	111,408
Non-current liabilities	32,102	33,241	34,997
Consolidated shareholders’ equity of Regeneron	€ 63,147	59,108	59,035	€ 58,239
Regeneron
Disclosure of transactions between related parties [line items]
Net sales and other revenues		7,023	5,680
Net income		1,882	2,476
Other comprehensive income for the period, net of taxes		113	(33)
Comprehensive income		1,995	2,443
Current assets		6,858	5,621
Non-current assets		6,627	4,731
Total assets		13,485	10,352
Current liabilities		1,870	1,258
Non-current liabilities		925	772
Total liabilities		2,795	2,030
Consolidated shareholders’ equity of Regeneron		€ 10,690	€ 8,322

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition.